SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A
REGISTRATION STATEMENT  (NO. 2-50318)
UNDER THE SECURITIES ACT OF 1933           [   ]

Pre-Effective Amendment No. ____________   [   ]

Post-Effective Amendment No. _____95____   [ X  ]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940          [   ]

Amendment No. ____________   [   ]

Fidelity Union Street Trust

(Exact Name of Registrant as Specified in Charter)
82 Devonshire Street, Boston, MA  02109

(Address of Principal Executive Offices)
Registrant's Telephone Number:     (617) 563-7000


Arthur S. Loring, Esq., 82 Devonshire Street, Boston, MA  02109

(Name and Address of Agent for Service)
It is proposed that this filing will become effective on December 5, 1996, pursuant to Paragraph (b) of Rule 485.
CALCULATION OF REGISTRATION FEE

Title
of                                                            Proposed
Securities      Amount             Proposed                   Maximum
Being           of Shares          Maximum                    Aggregate             Amount of
Registered      Being Registered   Offering per Unit          Offering Price        Registration Fee

See Attached         27,137,606*             See Attached            $364,436,667               $100
Schedule                           Schedule




See attached schedule for detailed portfolio listings.

The fee for the above shares to be registered by this filing has been computed on the basis of the average of the bid and ask prices in effect on November 29, 1996.
* This calculation has been made pursuant to Rule 24e-2 under the Investment Company Act of 1940. Registrant, during its fiscal year ended August 31, 1996, redeemed or repurchased 127,119,277 shares. 32,598,393 shares are being utilized for the purpose of reduction pursuant to Paragraph (2) of such rule. 94,520,884 redeemed or repurchased shares were used for reduction pursuant to Paragraph (a) of Rule 24e-2 or Paragraph (c) of Rule 24f-2 in previous filings of post-effective amendments during the current year.





FIDELITY UNION STREET TRUST
NO.  2-50318
FORM N-1A
DETAIL SCHEDULE


                                                                                                SHARES REDEEMED OR
                                                                                                REPURCHASED USED
                                                                                                FOR REDUCTION
                                 PROPOSED                                      SHARES           PURSUANT TO
                                 MAXIMUM                                       BEING            PARAGRAPH (A) OF
                                 OFFERING         PROPOSED       SHARES         UTILIZED FOR    RULE 24E-2 OR
                    AMOUNT OF    PRICE PER        MAXIMUM        REDEEMED      REDUCTION        PARAGRAPH (C) OF
PORTFOLIO           SHARES       UNIT             AGGREGATE      YEAR-END      PURSUANT TO      RULE 24F-2
                    BEING                         OFFERING       8/31/96       PARAGRAPH
                    REGISTERED                    PRICE                        (2) OF RULE
                                                                               24E-2

Export Fund         12,152,108         $17.47     $212,297,341   64,106,331    17,418,567             46,687,764

Sp. Intermediate    301,328           $10.31      $3,106,689     13,034,511    340,315                12,694,196
Muni

Sp. Muni Income     3,340,767            $10.52   35,144,866     10,923,817    3,419,446        7,504,371


Sp. Short Int       11,343,403           10.04    113,887,771    39,054,618    11,420,065          27,634,553
Muni

     Total          27,137,606                    $364,436,667   127,119,277   32,598,393           94,520,884




SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 95 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 5th day of December 1996.
      FIDELITY UNION STREET TRUST
      By /s/Edward C. Johnson 3d (dagger)
        Edward C. Johnson 3d, President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
     (Signature)    (Title)   (Date)


/s/Edward C. Johnson 3d(dagger)   President and Trustee           December 5, 1996

    Edward C. Johnson 3d          (Principal Executive Officer)




/s/Kenneth A. Rathgeber ***    Treasurer   December 5, 1996

    Kenneth A. Rathgeber

/s/J. Gary Burkhead    Trustee   December 5, 1996

    J. Gary Burkhead


/s/Ralph F. Cox               *   Trustee   December 5, 1996

   Ralph F. Cox


/s/Phyllis Burke Davis    **   Trustee   December 5, 1996

    Phyllis Burke Davis


/s/Richard J. Flynn          *   Trustee   December 5, 1996

    Richard J. Flynn


/s/E. Bradley Jones         **   Trustee   December 5, 1996

    E. Bradley Jones


/s/Donald J. Kirk             *   Trustee   December  5, 1996

    Donald J. Kirk


/s/Peter S. Lynch             **   Trustee   December 5, 1996

    Peter S. Lynch


/s/Edward H. Malone      *   Trustee   December 5, 1996

   Edward H. Malone


/s/Marvin L. Mann_____ *    Trustee   December 5, 1996

   Marvin L. Mann

/s/Gerald C. McDonough *   Trustee   December 5, 1996

    Gerald C. McDonough

/s/Thomas R. Williams     *   Trustee   December 5, 1996

   Thomas R. Williams

(dagger) Signatures affixed by J. Gary Burkhead pursuant to a power of attorney dated October 17, 1996 and filed herewith.
* Signature affixed by Robert C. Hacker pursuant to a power of attorney dated October 17, 1996 and filed herewith.
** Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 15, 1994 and filed herewith.
*** Signature affixed by John Costello pursuant to a power of attorney dated October 17, 1996 and filed herewith.


POWER OF ATTORNEY
 We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Fidelity Advisor Annuity Fund         Fidelity Income Fund
Fidelity Advisor Series I             Fidelity Institutional Trust
Fidelity Advisor Series II            Fidelity Investment Trust
Fidelity Advisor Series III           Fidelity Magellan Fund
Fidelity Advisor Series IV            Fidelity Massachusetts Municipal Trust
Fidelity Advisor Series V             Fidelity Mt. Vernon Street Trust
Fidelity Advisor Series VI            Fidelity Municipal Trust
Fidelity Advisor Series VII           Fidelity New York Municipal Trust
Fidelity Advisor Series VIII          Fidelity Puritan Trust
Fidelity Boston Street Trust          Fidelity School Street Trust
Fidelity California Municipal Trust   Fidelity Securities Fund
Fidelity Capital Trust                Fidelity Select Portfolios
Fidelity Charles Street Trust         Fidelity Sterling Performance Portfolio, L.P.
Fidelity Commonwealth Trust           Fidelity Summer Street Trust
Fidelity Congress Street Fund         Fidelity Trend Fund
Fidelity Contrafund                   Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Corporate Trust              Fidelity U.S. Investments-Government Securities
Fidelity Court Street Trust              Fund, L.P.
Fidelity Covington Trust              Fidelity Union Street Trust
Fidelity Deutsche Mark Performance    Fidelity Yen Performance Portfolio, L.P.
  Portfolio, L.P.                     Variable Insurance Products Fund
Fidelity Devonshire Trust             Variable Insurance Products Fund II
Fidelity Exchange Fund
Fidelity Financial Trust
Fidelity Fixed-Income Trust
Fidelity Government Securities Fund
Fidelity Hastings Street Trust


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individuals serve as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby severally constitute and appoint Arthur
J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas
M. Leahey, Richard M. Phillips and Dana L. Platt, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.
 WITNESS our hands on this seventeenth day of October, 1996.
/s/Edward C. Johnson 3d              /s/Donald J. Kirk

Edward C. Johnson 3d                 Donald J. Kirk



/s/J. Gary Burkhead                  ____________________

J. Gary Burkhead                     Peter S. Lynch

/s/Ralph F. Cox                      /s/Gerald C. McDonough

Ralph F. Cox                         Gerald C. McDonough





___________________                  /s/Edward H. Malone

Phyllis Burke Davis                  Edward H. Malone





/s/Richard J. Flynn                  /s/Marvin L. Mann

Richard J. Flynn                     Marvin L. Mann





___________________                  /s/Thomas R. Williams

E. Bradley Jones                     Thomas R. Williams



POWER OF ATTORNEY
 I, the undersigned President and Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Advisor Annuity Fund         Fidelity Institutional Trust
Fidelity Advisor Series I             Fidelity Investment Trust
Fidelity Advisor Series II            Fidelity Magellan Fund
Fidelity Advisor Series III           Fidelity Massachusetts Municipal Trust
Fidelity Advisor Series IV            Fidelity Mt. Vernon Street Trust
Fidelity Advisor Series V             Fidelity Municipal Trust
Fidelity Advisor Series VI            Fidelity New York Municipal Trust
Fidelity Advisor Series VII           Fidelity Puritan Trust
Fidelity Advisor Series VIII          Fidelity School Street Trust
Fidelity Boston Street Trust          Fidelity Securities Fund
Fidelity California Municipal Trust   Fidelity Select Portfolios
Fidelity Capital Trust                Fidelity Sterling Performance Portfolio, L.P.
Fidelity Charles Street Trust         Fidelity Summer Street Trust
Fidelity Commonwealth Trust           Fidelity Trend Fund
Fidelity Congress Street Fund         Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Contrafund                   Fidelity U.S. Investments-Government Securities
Fidelity Corporate Trust                 Fund, L.P.
Fidelity Court Street Trust           Fidelity Union Street Trust
Fidelity Covington Trust              Fidelity Yen Performance Portfolio, L.P.
Fidelity Destiny Portfolios           Variable Insurance Products Fund
Fidelity Deutsche Mark Performance    Variable Insurance Products Fund II
  Portfolio, L.P.
Fidelity Devonshire Trust
Fidelity Exchange Fund
Fidelity Financial Trust
Fidelity Fixed-Income Trust
Fidelity Government Securities Fund
Fidelity Hastings Street Trust
Fidelity Income Fund


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint
J. Gary Burkhead my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof.
 WITNESS my hand on the date set forth below.
/s/Edward C. Johnson 3d          October 17, 1996

Edward C. Johnson 3d


POWER OF ATTORNEY
 I, the undersigned Treasurer and principal financial and accounting officer of the following investment companies:

Fidelity Advisor Annuity Fund         Fidelity Institutional Trust
Fidelity Advisor Series I             Fidelity Investment Trust
Fidelity Advisor Series II            Fidelity Magellan Fund
Fidelity Advisor Series III           Fidelity Massachusetts Municipal Trust
Fidelity Advisor Series IV            Fidelity Mt. Vernon Street Trust
Fidelity Advisor Series V             Fidelity Municipal Trust
Fidelity Advisor Series VI            Fidelity New York Municipal Trust
Fidelity Advisor Series VII           Fidelity Puritan Trust
Fidelity Advisor Series VIII          Fidelity School Street Trust
Fidelity Boston Street Trust          Fidelity Securities Fund
Fidelity California Municipal Trust   Fidelity Select Portfolios
Fidelity Capital Trust                Fidelity Sterling Performance Portfolio, L.P.
Fidelity Charles Street Trust         Fidelity Summer Street Trust
Fidelity Commonwealth Trust           Fidelity Trend Fund
Fidelity Congress Street Fund         Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Contrafund                   Fidelity U.S. Investments-Government Securities
Fidelity Corporate Trust                 Fund, L.P.
Fidelity Court Street Trust           Fidelity Union Street Trust
Fidelity Covington Trust              Fidelity Yen Performance Portfolio, L.P.
Fidelity Destiny Portfolios           Variable Insurance Products Fund
Fidelity Deutsche Mark Performance    Variable Insurance Products Fund II
  Portfolio, L.P.
Fidelity Devonshire Trust
Fidelity Exchange Fund
Fidelity Financial Trust
Fidelity Fixed-Income Trust
Fidelity Government Securities Fund
Fidelity Hastings Street Trust
Fidelity Income Fund


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individuals serve as Treasurer and principal financial and accounting officer (collectively, the "Funds"), hereby severally constitute and appoint John H. Costello and John E. Ferris each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.
 WITNESS my hand on the date set forth below.
/s/Kenneth A. Rathgeber    October 17, 1996

Kenneth A. Rathgeber


POWER OF ATTORNEY
 We, the undersigned Directors, Trustees or General Partners, as the case may be, of the following investment companies:

Fidelity Advisor Annuity Fund         Fidelity Income Fund
Fidelity Advisor Series I             Fidelity Institutional Trust
Fidelity Advisor Series II            Fidelity Investment Trust
Fidelity Advisor Series III           Fidelity Magellan Fund
Fidelity Advisor Series IV            Fidelity Massachusetts Municipal Trust
Fidelity Advisor Series V             Fidelity Mt. Vernon Street Trust
Fidelity Advisor Series VI            Fidelity Municipal Trust
Fidelity Advisor Series VII           Fidelity New York Municipal Trust
Fidelity Advisor Series VIII          Fidelity Puritan Trust
Fidelity California Municipal Trust   Fidelity School Street Trust
Fidelity Capital Trust                Fidelity Securities Fund
Fidelity Charles Street Trust         Fidelity Select Portfolios
Fidelity Commonwealth Trust           Fidelity Sterling Performance Portfolio, L.P.
Fidelity Congress Street Fund         Fidelity Summer Street Trust
Fidelity Contrafund                   Fidelity Trend Fund
Fidelity Corporate Trust              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Court Street Trust           Fidelity U.S. Investments-Government Securities
Fidelity Deutsche Mark Performance       Fund, L.P.
  Portfolio, L.P.                     Fidelity Union Street Trust
Fidelity Devonshire Trust             Fidelity Yen Performance Portfolio, L.P.
Fidelity Exchange Fund                Spartan U.S. Treasury Money Market
Fidelity Financial Trust                 Fund
Fidelity Fixed-Income Trust           Variable Insurance Products Fund
Fidelity Government Securities Fund   Variable Insurance Products Fund II
Fidelity Hastings Street Trust


plus any other investment company for which Fidelity Management & Research Company acts as investment adviser and for which the undersigned individuals serve as Board Members (collectively, the "Funds"), hereby severally constitute and appoint Arthur J. Brown, Arthur C. Delibert, Robert C. Hacker, Richard M. Phillips, Dana L. Platt and Stephanie A. Djinis, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all subsequent Post-Effective Amendments to said Registration Statements, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.
 WITNESS our hands on this fifteenth day of December, 1994.
/s/Edward C. Johnson 3d         /s/Donald J. Kirk

Edward C. Johnson 3d            Donald J. Kirk





/s/J. Gary Burkhead             /s/Peter S. Lynch

J. Gary Burkhead                Peter S. Lynch





/s/Ralph F. Cox                 /s/Marvin L. Mann

Ralph F. Cox                    Marvin L. Mann





/s/Phyllis Burke Davis          /s/Edward H. Malone

Phyllis Burke Davis             Edward H. Malone





/s/Richard J. Flynn             /s/Gerald C. McDonough

Richard J. Flynn                Gerald C. McDonough





/s/E. Bradley Jones             /s/Thomas R. Williams

E. Bradley Jones                Thomas R. Williams